Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (444,116)	$ (11,079)	$ (11,225)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment	386,154
Impairment of other long-lived assets	6,985	776	7,260
Depreciation and amortization	49,560	50,942	61,250
Stock-based compensation	20,204	20,564	15,686
Foreign currency transaction loss (gain)	(8,718)	(1,900)	5,140
Deferred income taxes	(17,484)	(2,393)	(3,956)
Gain from sale of unconsolidated entity		(3,578)	(7,908)
Share in (profits) losses of associated companies	3,939	412	(1,724)
Other non-cash items	(2,552)	(103)	582
Change in cash, cash equivalents and restricted cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions or divestitures:
Accounts receivable, net	29,465	4,967	(8,884)
Inventories	37,120	(48,647)	(16,124)
Net investment in sales-type leases	1,063	2,911	7,437
Other current assets and prepaid expenses	9,084	(5,847)	446
Other non-current assets	(1,040)	5,807	(1,280)
Accounts payable	(24,534)	(13,114)	6,882
Other current liabilities	(10,033)	(7,273)	9,183
Deferred revenues	(6,398)	(3,779)	6,203
Other non-current liabilities	(897)	141	(5,256)
Net cash provided by (used in) operating activities	27,802	(11,193)	63,712
Cash flows from investing activities
Purchase of property and equipment	(26,943)	(22,549)	(23,361)
Acquisition of business, net of cash acquired	(29,115)
Proceeds from sale of subsidiaries and unconsolidated entity		4,909	41,168
Investment in unconsolidated entities		(20,222)	(13,015)
Proceeds from sale of plant and property		129	4,105
Purchase of intangible assets	(2,070)	(2,752)	(1,449)
Investments in short-term bank deposits	(27,000)	(28,300)
Proceeds from short-term bank deposits	28,300
Proceeds from sale of equity method investment	3,175
Net proceeds from divestitures of subsidiaries and associated companies	1,000
Other investing activities	28	(741)	(304)
Net cash provided by (used in) investing activities	(52,625)	(69,526)	7,144
Cash flows from financing activities
Repayment of debt		(27,293)	(5,143)
Acquisition of redeemable non-controlling interests			(1,500)
Proceeds from exercise of stock options	228	5,284	3,692
Net cash provided by (used in) financing activities	228	(22,009)	(2,951)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,214	2,591	(3,530)
Net change in cash, cash equivalents and restricted cash	(21,381)	(100,137)	64,375
Cash, cash equivalents and restricted cash, beginning of year	293,597	393,734	329,359
Cash, cash equivalents and restricted cash, end of year	272,216	293,597	393,734
Cash paid during the year for:
Income taxes, net of tax refunds	1,140	10,730	5,682
Interest		449	1,675
Non-cash investing activities:
Transfer of inventories to fixed assets	4,138	3,307	3,702
Transfer of fixed assets to inventories	410	322	451
Origin contingent consideration	37,400
Issuance of shares as part of Origin acquisition (Refer to Note 2)	$ 26,636